CONTINGENCIES AND COMMITMENTS (Tables)	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
Disclosure of detailed information about commitments [Table Text Block]
Payments Due By Year
	< 1 Year	1 – 3 Years	4 – 5 Years	> 5 Years	Total
Lease Obligations	$485	$403	$-	$-	$888
Contractor payments	3,552	-	-	-	3,552
Convertible Note [1]	1,474	2,949	21,464	-	25,887
LMM Facility (Note 8)	-	54,746	-	-	54,746
Totals	$5,511	$58,098	$21,464	$-	$85,073